Schedule of unrecognized deferred tax assets (Details) - SGD ($)	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
IfrsStatementLineItems [Line Items]
At April 30, 2025	$ 1,761,241	$ 2,131,263	$ 3,647,856
(Utilization)/Addition	893,036	(370,022)	(1,516,593)
At April 30, 2026	2,654,277	1,761,241	2,131,263
Capital allowances [member]
IfrsStatementLineItems [Line Items]
At April 30, 2025	160,581	138,214	138,214
(Utilization)/Addition	(61,169)	22,367
At April 30, 2026	99,412	160,581	138,214
Tax losses [member]
IfrsStatementLineItems [Line Items]
At April 30, 2025	1,557,672	1,955,561	3,495,892
(Utilization)/Addition	989,693	(397,889)	(1,540,331)
At April 30, 2026	2,547,365	1,557,672	1,955,561
Donations [member]
IfrsStatementLineItems [Line Items]
At April 30, 2025	42,988	37,488	13,750
(Utilization)/Addition	(35,488)	5,500	23,738
At April 30, 2026	$ 7,500	$ 42,988	$ 37,488